Annual Fund Operating Expenses	Mar. 28, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.21%
Component2 Other Expenses	1.25%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	3.01%
Fee Waiver or Reimbursement	(0.55%)	[1]
Net Expenses (as a percentage of Assets)	2.46%
Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.21%
Component2 Other Expenses	1.25%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	2.76%
Fee Waiver or Reimbursement	(0.55%)	[1]
Net Expenses (as a percentage of Assets)	2.21%

[1]	M3Sixty Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (excluding interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales litigation expenses, expenditures which are capitalized following generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.95% through at least March 31, 2026. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment. The current contractual agreement cannot be terminated for at least one year after the effective date without the Board of Trustees’ (the “Board”) approval.